Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 04, 2016
Common Class B [Member]
Entity Common Stock, Shares Outstanding (in shares)		612,231
Common Class A [Member]
Entity Common Stock, Shares Outstanding (in shares)		3,191,100
Entity Registrant Name	AVALON HOLDINGS CORP
Entity Central Index Key	0001061069
Trading Symbol	awx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 5.6
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false